Cover	9 Months Ended
Mar. 27, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Entity Registrant Name	MEDMEN ENTERPRISES INC.
Entity Central Index Key	0001776932
Entity Tax Identification Number	98-1431779
Entity Incorporation, State or Country Code	A1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true